PENSION AND OTHER POSTRETIREMENT BENEFITS - Accumulated Other Comprehensive (Income) Loss Associated With Other Postretirement Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service (credit) cost	$ (7)	$ (50)
Net actuarial (gain) loss	1,191	814
Net amount recognized	1,184	764
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service (credit) cost	18	18
Net actuarial (gain) loss	422	360
Net amount recognized	440	378
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service (credit) cost	(30)	(50)
Net actuarial (gain) loss	(68)	(84)
Net amount recognized	$ (98)	$ (134)